Document and Entity Information Document	Sep. 08, 2025
DEI [Abstract]
Entity Central Index Key	0000875357
Local Phone Number	588-6000
Entity Incorporation, State or Country Code	OK
Entity Registrant Name	BOK FINANCIAL CORP
City Area Code	918
Document Type	8-K
Document Period End Date	Sep. 08, 2025
Entity File Number	001-37811
Entity Tax Identification Number	73-1373454
Entity Address, Address Line One	Boston Avenue at Second Street
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Trading Symbol	BOKF
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.00006 per share